Related-party Transactions - Summary of Compensation of Executive Director and Non-executive Directors of the Board (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Salaries	€ 50,580	€ 44,556	€ 42,333
Remuneration of the Executive Director and the Non-executive Directors of the Board [member]
Disclosure of transactions between related parties [line items]
Salaries	890	915	874
Bonus	668	597	693
Share- based payment charges	4,358	2,204	2,266
Total	5,916	3,716	3,833
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | D.C. Ruberg [member]
Disclosure of transactions between related parties [line items]
Salaries	590	590	590
Bonus	668	597	693
Share- based payment charges	4,198	2,044	2,120
Total	5,456	3,231	3,403
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | F. Esser [member]
Disclosure of transactions between related parties [line items]
Salaries	65	65	65
Share- based payment charges	40	40	27
Total	105	105	92
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | M. Heraghty [member]
Disclosure of transactions between related parties [line items]
Salaries	70	70	68
Share- based payment charges	40	40	27
Total	110	110	95
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | J.F.H.P. Mandeville [member]
Disclosure of transactions between related parties [line items]
Salaries	90	115	40
Share- based payment charges	40	40	27
Total	130	155	67
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | R. Ruijter [member]
Disclosure of transactions between related parties [line items]
Salaries	75	75	73
Share- based payment charges	40	40	65
Total	€ 115	€ 115	138
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | J.C. Baker [member]
Disclosure of transactions between related parties [line items]
Salaries			21
Total			21
Remuneration of the Executive Director and the Non-executive Directors of the Board [member] | R.M. Manning [member]
Disclosure of transactions between related parties [line items]
Salaries			17
Total			€ 17